REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

4.      REVENUE AND SEGMENT INFORMATION

(a)      Revenue

Revenue recognized during the years is as follows:

	2017	2018	2019
Revenue from contracts with customers (net of value-added tax)
Sales of goods	180,706,361	179,785,704	189,569,543
Rendering of services	163,732	215,557	186,703
Revenue from other sources
Rental income	152,543	240,153	317,915

	181,022,636	180,241,414	190,074,161

Revenue from the rendering of services includes revenue from the supply of heat and water and the provision of machinery processing, transportation, packaging and other services.

(i)       Disaggregated revenue information

For the year ended December 31, 2018

					Corporate
		Primary			and other
	Alumina	aluminum	Energy		operating	Inter-segment
	segment	segment	segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	43,979,059	53,771,379	7,019,716	141,980,479	667,095	(67,632,024)	179,785,704
Rendering of services	—	—	215,557	—	—	—	215,557
Total revenue	43,979,059	53,771,379	7,235,273	141,980,479	667,095	(67,632,024)	180,001,261

Geographical markets
Mainland China	43,979,059	53,771,379	7,235,273	132,763,920	667,095	(67,632,024)	170,784,702
Outside of mainland China	—	—	—	9,216,559	—	—	9,216,559
Total revenue from contracts with customers	43,979,059	53,771,379	7,235,273	141,980,479	667,095	(67,632,024)	180,001,261

Timing of revenue recognition
Goods transferred at a point in time	43,979,059	53,771,379	7,019,716	141,980,479	667,095	(67,632,024)	179,785,704
Services transferred over time	—	—	215,557	—	—	—	215,557
Total revenue from contracts with customers	43,979,059	53,771,379	7,235,273	141,980,479	667,095	(67,632,024)	180,001,261

Revenue from contracts with customers
External customers	14,586,564	41,313,516	7,036,936	116,610,176	454,069	—	180,001,261
Intersegment sales	29,392,495	12,457,863	198,337	25,370,303	213,026	—	67,632,024
	43,979,059	53,771,379	7,235,273	141,980,479	667,095	-	247,633,285
Intersegment adjustments and eliminations	(29,392,495)	(12,457,863)	(198,337)	(25,370,303)	(213,026)	—	(67,632,024)
Total revenue	14,586,564	41,313,516	7,036,936	116,610,176	454,069	—	180,001,261

For the year ended December 31, 2019

					Corporate
		Primary			and other
	Alumina	aluminum	Energy		operating	Inter-segment
	segment	segment	segment	Trading	segments	elimination	Total
Type of goods or services
Sales of goods	43,690,995	49,043,864	7,148,644	158,633,447	492,624	(69,440,031)	189,569,543
Rendering of services	—	—	186,703	—	—	—	186,703
Total revenue	43,690,995	49,043,864	7,335,347	158,633,447	492,624	(69,440,031)	189,756,246

Geographical markets
Mainland China	43,690,995	49,043,864	7,335,347	152,857,432	492,624	(69,440,031)	183,980,231
Outside of mainland China	—	—	—	5,776,015	—	—	5,776,015
Total revenue from contracts with customers	43,690,995	49,043,864	7,335,347	158,633,447	492,624	(69,440,031)	189,756,246

Timing of revenue recognition
Goods transferred at a point in time	43,690,995	49,043,864	7,148,644	158,633,447	492,624	(69,440,031)	189,569,543
Services transferred over time	—	—	186,703	—	—	—	186,703
Total revenue from contracts with customers	43,690,995	49,043,864	7,335,347	158,633,447	492,624	(69,440,031)	189,756,246

Revenue from contracts with customers
External customers	14,117,594	37,349,482	7,099,211	130,864,398	325,561	—	189,756,246
Intersegment sales	29,573,401	11,694,382	236,136	27,769,049	167,063	—	69,440,031
	43,690,995	49,043,864	7,335,347	158,633,447	492,624	—	259,196,277
Intersegment adjustments and eliminations	(29,573,401)	(11,694,382)	(236,136)	(27,769,049)	(167,063)	—	(69,440,031)
Total revenue	14,117,594	37,349,482	7,099,211	130,864,398	325,561	—	189,756,246

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	2018	2019
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
— Sale of goods	1,277,125	1,543,164
— Others	32,947	36,158

	1,310,072	1,579,322

(ii)       Performance obligations

Information about the Group’s performance obligations is summarized below:

Revenue from sales of products (including sales of and other materials)

The performance obligation is satisfied upon delivery of the industrial products and payment is generally due within 30 to 90 days from delivery, except for new customers, where payment in advance is normally required.

Sale of goods were made in a short period of time and the performance obligation was mostly satisficed in one year or less at the end of each year.

Rendering of services

The performance obligation is satisfied over time as services are rendered and payment is generally due upon completion of the relevant services.

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2018 and December 31, 2019 are as follows:

	2018	2019
Within one year	1,579,322	1,638,826
More than one year	132,844	125,758

	1,712,166	1,764,584

The remaining performance obligations expected to be recognized in more than one year relate to rendering of services that are to be satisfied within 1–10 years. All the other remaining performance obligations are satisfied in one year or less at the end of each year.

(b)      Segment information

The presidents of the Company have been identified as the chief operating decision-makers. They are responsible for the review of internal reports in order to allocate resources to operating segments and assess their performance of these operating segments.

The presidents monitor the business from a product perspective comprising alumina, primary aluminum and energy products which are identified as separate reportable operating segments. In addition, the Group’s trading business is identified as a separate reportable operating segment. The Group’s operating segments also include corporate and other operating activities.

The presidents assess the performance of operating segments based on profit or loss before income tax in related periods. Unless otherwise stated below, the manner of assessment used by the presidents is consistent with that applied in these financial statements. Management has determined the operating segments based on the reports reviewed by the presidents that are used to make strategic decisions.

The Group’s five reportable operating segments are summarized as follows:

•

The alumina segment, which consists of the mining and purchase of bauxite and other raw materials, the refining of bauxite into alumina, and the sale of alumina both internally to the Group’s aluminum  enterprises and trading enterprises and externally to customers outside the Group. This segment also includes the production and sale of chemical alumina and metal gallium.

•

The primary aluminum segment, which consists of the procurement of alumina and other raw materials, supplemental materials and electricity power, and the smelting of alumina to produce primary aluminum which is sold to internal trading enterprises and external customers, including Chinalco and its subsidiaries. This segment also includes the production and sale of carbon products and aluminum alloy and other aluminum products.

•

The energy segment, which consists of the research and development, production and operation of energy products, mainly includes coal mining, electricity generation by thermal power, wind power and solar power, and the new energy-related equipment manufacturing business. Sales of coals are mainly made to the Group’s internal and external coal consuming customers; electricity is sold to regional power grid corporations.

•

The trading segment, which consists of the trading of alumina, primary aluminum, aluminum fabrication products, other non-ferrous metal products, coal products, raw materials and supplemental materials and logistics and transport services to internal manufacturing plants and external customers in the PRC. The products are sourced from fellow subsidiaries of the Group, international and domestic suppliers of the Group. Sales of products manufactured by the Group’s manufacturing business are included in the total revenue of the trading segment and are eliminated with the segment revenue of the respective segments which supply the products to the trading segment.

•	Corporate and other operating segments, which mainly include corporate management, research and development activities and others.

Prepaid current income tax and deferred tax assets are excluded from segment assets, and income tax payable and deferred tax liabilities are excluded from segment liabilities. All sales among the operating segments were conducted on terms mutually agreed among group companies, and have been eliminated on consolidation.

	Year ended December 31, 2017
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminium	Energy	Trading	segments	eliminations	Total
Total revenue	38,997,261	47,245,646	6,250,966	146,856,931	645,314	(58,973,482)	181,022,636
Inter-segment revenue	(24,431,939)	(10,693,678)	(517,269)	(23,159,115)	(171,481)	58,973,482	—

Sales of self-produced products (Note (i))				23,158,952

Sales of products sourced from external suppliers				100,538,864

Revenue from external customers	14,565,322	36,551,968	5,733,697	123,697,816	473,833	—	181,022,636

Segment profit/(loss) before income tax	3,290,945	826,632	(171,310)	733,896	(1,728,563)	97,575	3,049,175

Income tax expense							(643,706)

Profit for the year							2,405,469

Other items
Finance income	233,016	83,996	44,015	192,327	153,336	—	706,690
Finance costs	(708,655)	(1,212,249)	(1,000,767)	(467,088)	(1,814,663)	—	(5,203,422)
Share of profits and losses of joint ventures	82,619	—	(383,263)	1,885	306,910	—	8,151
Share of profits and losses of associates	—	(16,887)	(181,667)	9,463	23,842	—	(165,249)
Amortization of land use rights	(42,768)	(25,120)	(15)	(6,376)	(17,300)	—	(91,579)
Depreciation and amortization (excluding the amortization of land use rights)	(2,781,350)	(2,516,058)	(1,510,218)	(79,342)	(86,200)	—	(6,973,168)
Gain on disposal of property, plant and equipment and land use right	47,243	40,106	(12,826)	1,673	543	—	76,739
Realized gain/(loss) on futures, forward and option contracts, net	3,398	(47,730)	1,585	(24,953)	43,749	—	(23,951)
Impairment of property, plant and equipment	(568)	—	(15,632)	—	—	—	(16,200)
Unrealized loss on futures, forward and option contracts, net	—	(17,033)	—	(92,719)	(21,321)	—	(131,073)
Gain on deemed disposal and disposal of subsidiaries	—	—	38,397	54,599	232,026	—	325,022
Changes for impairment of inventories	79,063	64,734	4,488	722	5,287	—	154,294
(Provision for)/reversal of impairment of receivables, net of bad debts recovered	(17,453)	269	(25,119)	(18,396)	—	—	(60,699)
Gain on disposal and dividends of available for sale	—	2,792	—	—	76,616	—	79,408
Gain on previously held equity interest remeasured at an acquisition-date fair value	—	—	117,640	—	—	—	117,640
Investments in associates	90,875	296,357	2,170,178	184,149	4,193,471	—	6,935,030
Investments in joint ventures	2,809,758	—	878,196	28,865	2,290,805	—	6,007,624

Additions during the period:
Intangible assets	—	197	284,509	372	89	—	285,167
Land use rights	—	—	27,956	25,199	6,060	—	59,215
Property, plant and equipment (Note (ii))	2,642,350	5,533,168	1,268,051	64,005	256,093	—	9,763,667

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB13,187 million, sales of self-produced primary aluminium amounting RMB6,680, and sales of self-produced other products amounting to RMB3,292 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts are not included.

	Year ended December 31, 2018
					Corporate
					and other	Inter-
		Primary			operating	segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	44,150,937	53,802,172	7,235,273	142,017,821	667,235	(67,632,024)	180,241,414
Inter-segment revenue	(29,392,495)	(12,457,863)	(198,337)	(25,370,303)	(213,026)	67,632,024	—

Sales of self-produced products (Note (i))				34,454,943

Sales of products sourced from external suppliers				82,192,575

Revenue from external customers	14,758,442	41,344,309	7,036,936	116,647,518	454,209	—	180,241,414

Segment profit/(loss) before income tax	3,496,381	(929,298)	26,020	740,454	(1,267,146)	198,103	2,264,514

Income tax expense							(822,519)

Profit for the year							1,441,995

Other items
Finance income	100,125	54,458	15,744	136,515	185,392	—	492,234
Finance costs	(399,344)	(1,131,622)	(1,047,285)	(366,807)	(1,937,438)	—	(4,882,496)
Share of profits and losses of joint ventures	37,377	8	(225,377)	9,010	(20,470)	—	(199,452)
Share of profits and losses of associates	(1,141)	17,102	(52,368)	19,375	56,367	—	39,335
Amortization of land use rights	(39,027)	(41,175)	(9,335)	(18,615)	—	—	(108,152)
Depreciation and amortization (excluding the amortization of land use rights)	(2,846,051)	(2,954,801)	(1,962,081)	(101,705)	(82,963)	—	(7,947,601)
Gain/(loss) on disposal of property, plant and equipment and land use right	53,116	15,211	24,780	20,036	(12,045)	—	101,098
Realized (loss)/gain on futures, forward and option contracts, net	(716)	—	2,855	47,601	(9,248)	—	40,492
Other income	57,777	38,220	29,858	6,718	2,794	—	135,367
Impairment of property, plant and equipment	—	—	(7,450)	(39,034)	—	—	(46,484)
Unrealized gain on futures, forward and option contracts, net	—	—	—	100,967	—	—	100,967
Gain/(loss) on disposal of subsidiaries	7,671	—	—	—	(4,154)	—	3,517
Changes for impairment of inventories	(54,463)	(273,796)	(7,884)	(17,802)	—	—	(353,945)
Reversal of/(provision for) impairment of receivables, net of bad debts recovered	19,320	(9,406)	(23,327)	(84,922)	(9,621)	—	(107,956)
Dividends of equity investments at fair value through other comprehensive income	—	—	1,000	—	108,914	—	109,914
loss on disposal of associates	—	—	(1,904)	—	—	—	(1,904)
(Loss)/gain on previously held equity interest remeasured at an acquisition-date fair value	—	—	(3,177)	—	751,263	—	748,086
Investments in associates	89,734	558,759	2,064,425	131,691	3,518,853	—	6,363,462
Investments in joint ventures	989,840	—	435,867	77,211	1,890,431	—	3,393,349

Additions during the period:
Intangible assets	99,089	753	2,754	514	194	—	103,304
Land use rights	2,786	—	—	52	—	—	2,838
Property, plant and equipment (Note (ii))	2,564,003	4,602,580	1,610,442	101,360	143,839	—	9,022,224

Note:

(i)

The sales of self-produced products include sales of self-produced alumina amounting to RMB16,561 million, sales of self-produced primary Aluminium amounting RMB13,517 million, and sales of self-produced other products amounting to RMB4,376 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts (Note 20) are not included.

	Year ended December 31, 2019
					Corporate
					and other
		Primary			operating	Inter-segment
	Alumina	aluminum	Energy	Trading	segments	eliminations	Total
Total revenue	43,899,982	49,089,019	7,345,971	158,686,280	492,940	(69,440,031)	190,074,161
Inter-segment revenue	(29,573,401)	(11,694,382)	(236,136)	(27,769,049)	(167,063)	69,440,031	—

Sales of self-produced products (Note (i))				24,374,356

Sales of products sourced from external suppliers				106,542,875

Revenue from external customers	14,326,581	37,394,637	7,109,835	130,917,231	325,877	—	190,074,161

Segment profit/(loss) before income tax	844,848	687,246	403,479	952,848	(987,704)	213,084	2,113,801

Income tax expense							(625,720)

Profit for the year							1,488,081

Other items
Finance income	61,644	53,252	35,093	105,622	5,540	—	261,151
Finance costs	(651,238)	(1,328,730)	(1,064,769)	(223,928)	(1,652,514)	—	(4,921,179)
Share of profits and losses of joint ventures	86,245	—	(22,272)	3,767	202,375	—	270,115
Share of profits and losses of associates	(6,319)	11,621	(32,660)	36,579	39,546	—	48,767
Amortization of right-of-use assets	(495,693)	(338,975)	(146,139)	(45,541)	(49,477)	—	(1,075,825)
Depreciation and amortization (excluding the amortization of right-of-use assets)	(2,830,152)	(3,235,356)	(1,488,077)	(79,366)	(81,467)	—	(7,714,418)
(Loss)/gain on disposal of property, plant and equipment, and land use rights	(587,503)	830,205	(1,010)	7,216	(5,948)	—	242,960
Gain on disposal of business	262,677	—	—	—	—	—	262,677
Realized loss on futures, forward and option contracts, net	—	—	—	60,671	—	—	60,671
Other income	21,252	716	47,666	6,241	2,757	—	78,632
Impairment losses on property, plant and equipment and other non-current assets	(8,743)	(247,112)	(3,499)	—	—	—	(259,354)
Unrealized loss on futures, forward and option contracts,net	—	—	—	(9,851)	—	—	(9,851)
Gain on share of associates’ net assets	—	—	—	—	295,288	—	295,288
Gain on disposal of a subsidiary	118	—	3,014	2,738	255,317	—	261,187
Gain on disposal of associates	—	—	159,514	—	—	—	159,514
Changes for impairment of inventories	69,740	166,331	(19,076)	34,136	—	—	251,131
Reversal of/ (provision for) impairment of receivables, net of bad debts recovered	6,837	1,088	(53,227)	(121,154)	(3,295)	—	(169,751)
Dividends of equity investments at fair value through other comprehensive income	—	—	1,000	—	96,775	—	97,775
Investments in associates	83,424	574,385	2,021,964	362,757	6,469,871	—	9,512,401
Investments in joint ventures	1,076,085	—	298,991	79,199	1,931,307	—	3,385,582

Additions during the period:
Intangible assets	209,365	949,013	(5,062)	1,869	201	—	1,155,386
Right-of- use assets	1,080,285	131,797	8,411	27,365	—	—	1,247,858
Property, plant and equipment (Note (ii))	6,486,248	2,381,644	1,454,659	132,841	165,832	—	10,621,224

Note:

(i)

The sales of self-produced products include sales of self-produced Alumina amounting to RMB13,329 million, sales of self-produced primary Aluminium amounting RMB10,689 million, and sales of self-produced other products amounting to RMB356 million.

(ii)	The additions to property, plant and equipment under sale and leaseback contracts are not included.

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2018

Segment assets	82,677,250	57,712,842	39,458,086	20,217,906	33,577,526	233,643,610
Reconciliation:
Elimination of inter-segment receivables						(34,228,334)
Other eliminations						(155,283)
Corporate and other unallocated assets:
Deferred tax assets						1,542,655
Prepaid income tax						162,103

Total assets						200,964,751

Segment liabilities	38,817,030	34,492,538	27,265,031	14,530,230	50,492,049	165,596,878
Reconciliation:
Elimination of inter-segment payables						(34,228,334)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,812,805
Income tax payable						113,783

Total liabilities						133,295,132

					Corporate
					and other
		Primary			operating
	Alumina	aluminum	Energy	Trading	segments	Total
As at December 31, 2019

Segment assets	90,584,165	63,155,573	38,886,172	17,360,278	49,658,116	259,644,304
Reconciliation:
Elimination of inter-segment receivables						(58,081,964)
Other eliminations						(106,985)
Corporate and other unallocated assets:
Deferred tax assets						1,522,216
Prepaid income tax						93,093

Total assets						203,070,664

Segment liabilities	47,247,335	38,588,473	26,582,436	9,308,667	66,771,364	188,498,275
Reconciliation:
Elimination of inter-segment payables						(58,081,964)
Corporate and other unallocated liabilities:
Deferred tax liabilities						1,712,739
Income tax payable						216,554

Total liabilities						132,345,604

The Group mainly operates in Mainland China. Operating segment information by geographical location as follows:

	2017	2018	2019
Segment revenue from external customers
— Mainland China	171,956,305	171,024,855	184,298,146
— Outside Mainland China	9,066,331	9,216,559	5,776,015
	181,022,636	180,241,414	190,074,161

	2018	2019
Non-current assets (excluding financial assets and deferred tax assets)
— Mainland China	137,939,763	147,798,239
— Outside Mainland China	646,327	2,668,533
	138,586,090	150,466,772

For the year ended December 31, 2019, revenues of approximately RMB40,567 million (2017: RMB39,759 million, 2018: RMB32,852 million) were derived from entities directly or indirectly owned or controlled by the PRC government including Chinalco. These revenues are mainly attributable to the alumina, primary aluminium, energy and trading segments. There were no other individual customers from which the Group has derived revenue of 10% or more of the Group’s revenue during the years ended December 31, 2017, 2018 and 2019.